Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Schedule of aggregate minimum payments under non-cancellable operating leases

	December 31,
	2017	2016
	(in US$'000)
Not later than 1 year	3,330	1,711
Between 1 to 2 years	2,875	1,383
Between 2 to 3 years	2,132	1,053
Between 3 to 4 years	345	597
Between 4 to 5 years	161	108
Later than 5 years	17	45

Total minimum lease payments	8,860	4,897

Schedule of capital commitments
	December 31,
	2017	2016
	(in US$'000)
Property, plant and equipment
Contracted but not provided for	161	2,545